Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	3,863,019
Balance at Dec. 31, 2018	$ 386.30	$ 183,246,232	$ (2,232,163)	$ (125,737)	$ (172,292,252)	$ 8,596,466
Share based compensation (in shares)	248,063
Share based compensation	$ 24.36	2,050,837				2,050,861
Net income (loss)				(106,262)	(6,458,382)	(6,564,643)
Comprehensive loss - foreign currency translation			(42,024)			(42,025)
Balance (in shares) at Dec. 31, 2019	4,111,082
Balance at Dec. 31, 2019	$ 410.66	185,297,069	(2,274,187)	(231,999)	(178,750,633)	4,040,659
Share based compensation (in shares)	14,672
Share based compensation	$ 1.47	45,896				45,897
Net income (loss)				(11,228)	(1,366,216)	(1,377,444)
Comprehensive loss - foreign currency translation			130,813			130,813
Balance (in shares) at Mar. 31, 2020	4,125,754
Balance at Mar. 31, 2020	$ 412.13	185,337,965	(2,143,374)	(243,227)	(180,116,849)	2,834,927
Balance (in shares) at Dec. 31, 2019	4,111,082
Balance at Dec. 31, 2019	$ 410.66	185,297,069	(2,274,187)	(231,999)	(178,750,633)	4,040,659
Share based compensation (in shares)	334,654
Share based compensation	$ 33.47	2,721,865				2,721,899
Net income (loss)				(35,054)	(5,941,434)	(5,976,488)
Comprehensive loss - foreign currency translation			14,777			14,777
ESOUSA transaction (in shares)	551,613
ESOUSA transaction	$ 55.16	1,681,169				1,681,225
Balance (in shares) at Dec. 31, 2020	4,997,349
Balance at Dec. 31, 2020	$ 499.28	189,700,103	(2,259,410)	(267,053)	(184,692,067)	2,482,072
Share based compensation (in shares)	807
Share based compensation	$ 0.08	11,258				11,258
Net income (loss)				(14,140)	304,562	290,422
Comprehensive loss - foreign currency translation			18,583			18,583
Balance (in shares) at Mar. 31, 2021	5,198,156
Balance at Mar. 31, 2021	$ 519.37	$ 191,711,341	$ (2,240,828)	$ (281,193)	$ (184,387,504)	$ 4,802,335